Derivative liabilities - Fair value of option grants relating to warrants (Details) - $ / shares	9 Months Ended
	May 31, 2026	Dec. 19, 2025	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Dec. 21, 2023	Dec. 13, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023
Derivative liabilities
Exercise price of warrants		$ 150	$ 1,000	$ 6,000	$ 45,000	$ 567,000	$ 567,000	$ 2,187,000	$ 2,187,000	$ 2,187,000
June 16, 2023
Derivative liabilities
Original Exercise price	$ 2,187,000
Market price	$ 2,246,400
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.10%
Expected life (years)	3 years
Exercise price of warrants	$ 567,000
Number of warrants outstanding	3
Weighted average remaining contractual life (years)	18 days
August 2, 2023
Derivative liabilities
Original Exercise price	$ 2,187,000
Market price	$ 2,073,600
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years)	3 years
Exercise price of warrants	$ 567,000
Number of warrants outstanding	7
Weighted average remaining contractual life (years)	2 months 1 day
September 20, 2023
Derivative liabilities
Original Exercise price	$ 2,187,000
Market price	$ 1,771,200
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years)	3 years
Exercise price of warrants	$ 567,000
Number of warrants outstanding	2
Weighted average remaining contractual life (years)	3 months 21 days
January 14, 2025
Derivative liabilities
Original Exercise price	$ 6,000
Market price	$ 5,600
Expected volatility (%)	99.00%
Risk-free interest rate (%)	4.40%
Expected life (years)	5 years 6 months
Exercise price of warrants	$ 6,000
Number of warrants outstanding	593
Weighted average remaining contractual life (years)	4 years 1 month 17 days
December 19, 2025
Derivative liabilities
Original Exercise price	$ 150
Market price	$ 100.2
Expected volatility (%)	127.00%
Risk-free interest rate (%)	3.70%
Expected life (years)	5 years
Exercise price of warrants	$ 150
Number of warrants outstanding	40,015
Weighted average remaining contractual life (years)	4 years 6 months 21 days